INTANGIBLE ASSETS AND GOODWILL	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL
INTANGIBLE ASSETS AND GOODWILL

Intangible assets consist of the following:

(Amounts in 000’s)	CON (included in property and equipment)	Bed Licenses - Separable	Lease Rights	Total
Balances, December 31, 2016
Gross	$22,811	$2,471	$6,881	$32,163
Accumulated amortization	(3,483)	—	(4,127)	(7,610)
Net carrying amount	$19,328	$2,471	$2,754	$24,553

Amortization expense	(171)	—	(167)	(338)

Balances, March 31, 2017
Gross	22,811	2,471	6,881	32,163
Accumulated amortization	(3,654)	—	(4,294)	(7,948)
Net carrying amount	$19,157	$2,471	$2,587	$24,215

Amortization expense for the CON included in property and equipment was approximately $0.2 million and $0.3 million for the three month periods ended March 31, 2017 and March 31, 2016, respectively.
Amortization expense for lease rights was approximately $0.2 million and $0.2 million for the three month periods ended March 31, 2017 and March 31, 2016, respectively.
Expected amortization expense for all definite-lived intangibles for each of the years ended December 31 is as follows:

(Amounts in 000’s)	Bed Licenses	Lease Rights
2017(a)	$512	$500
2018	683	667
2019	683	667
2020	683	482
2021	683	203
Thereafter	15,913	68
Total expected amortization expense	$19,157	$2,587
 (a) Estimated amortization expense for the year ending December 31, 2017, includes only amortization to be recorded after March 31, 2017.

The following table summarizes the carrying amount of goodwill:

(Amounts in 000’s)	March 31, 2017	December 31, 2016
Goodwill	$2,945	$2,945
Accumulated impairment losses	(840)	(840)
Net carrying amount	$2,105	$2,105

The Company does not amortize indefinite-lived intangibles, which consist of separable bed licenses and goodwill.

INTANGIBLE ASSETS AND GOODWILL
Intangible assets consist of the following:

(Amounts in 000's)	Bed Licenses (included in property and equipment)	Bed Licenses— Separable	Lease Rights	Total
Balances, January 1, 2015
Gross	$35,690	$2,471	$7,406	$45,567
Accumulated amortization	(3,587)	—	(3,319)	(6,906)
Net carrying amount	$32,103	$2,471	$4,087	$38,661

Dispositions
Gross	—	—	(525)	(525)
Accumulated amortization	—	—	525	525
Amortization expense	(1,173)	—	(667)	(1,840)
Reclass to held for sale
Gross	—	—	—	—
Accumulated amortization	—	—	—	—

Balances, December 31, 2015
Gross	35,690	2,471	6,881	45,042
Accumulated amortization	(4,760)	—	(3,461)	(8,221)
Net carrying amount	30,930	2,471	3,420	36,821

Dispositions
Gross	(12,879)	—	—	(12,879)
Accumulated amortization	2,123	—	—	2,123
Amortization expense	(846)	—	(666)	(1,512)

Balances, December 31, 2016
Gross	$22,811	$2,471	$6,881	$32,163
Accumulated amortization	(3,483)	—	(4,127)	(7,610)
Net carrying amount	$19,328	$2,471	$2,754	$24,553

Amortization expense for bed licenses is included in property and equipment depreciation and amortization expense (see Note 5 - Property and Equipment).

Estimated amortization expense for all finite-lived intangibles for each of the future years ending December 31 is as follows:

Amounts in (000's)	Bed Licenses	Lease Rights
2017	$683	$667
2018	683	667
2019	683	667
2020	683	482
2021	683	203
Thereafter	15,913	68
Total	$19,328	$2,754
The following table summarizes the changes in the carrying amount of goodwill for the years ended December 31, 2016 and 2015.

(Amounts in 000's)
Balances, January 1, 2015
Goodwill	$5,023
Accumulated impairment losses	(799)
Total	$4,224

Impairment losses	(41)
Net change during year	(41)

Balances, December 31, 2015
Goodwill	$5,023
Accumulated impairment losses	(840)
Total	$4,183

Disposals	(2,078)
Net change during year	(2,078)

Balances, December 31, 2016
Goodwill	$2,945
Accumulated impairment losses	(840)
Total	$2,105

On July 1, 2015, the Company completed the sale of its Bentonville Manor Nursing Home, 83-bed skilled nursing facility located in Bentonville, Arkansas ("Bentonville") for approximately $3.4 million net of closing costs. The Company wrote off the remaining goodwill of $0.04 million at the time of sale. For the year ended December 31, 2016, the Company determined that no other impairment adjustments were necessary for goodwill. The Company does not amortize goodwill or indefinite lived intangibles, which consist of separable bed licenses.
On October 6, 2016, the Company completed the sale of the Arkansas Facilities and disposed of $2.1 million of goodwill (see Note 11 - Discontinued operations).